EXHIBIT 99.1

John Deere Owner Trust 2014-B

Statement to Noteholders

$317,000,000 Class A-1 0.21000% Asset Backed Notes due September 24, 2015

$225,000,000 Class A-2A 0.54% Asset Backed Notes due July 17, 2017

$100,000,000 Class A-2B Floating Rate Asset Backed Notes due July 17, 2017

$283,000,000 Class A-3 1.07% Asset Backed Notes due November 15, 2018

$84,915,000 Class A-4 1.50% Asset Backed Notes due June 15, 2021

$25,896,582 Asset Backed Certificates

Payment Date:				17-Aug-15

One-Month LIBOR as of the LIBOR Determination Date:				0.18730%
Class A-2B interest rate:				0.36730%

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$171,408,910.85
		(ii)	A-2A Note Pool Factor:	0.7618174

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$76,181,738.16
		(ii)	A-2B Note Pool Factor:	0.7618174

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$283,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$84,915,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2A Notes:		$16,556,232.43
		per $1,000 original principal amount:		$73.58

	(c)	Class A-2B Notes:		$7,358,325.53
		per $1,000 original principal amount:		$73.58

	(d)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(f)	Total:		$23,914,557.96

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2A Notes:	$77,134.01
			per $1,000 original principal amount:	$0.34

		(iii)	Class A-2B Notes:	$25,649.76
			per $1,000 original principal amount:	$0.26

		(iv)	Class A-3 Notes:	$252,341.67
			per $1,000 original principal amount:	$0.89

		(v)	Class A-4 Notes:	$106,143.75
			per $1,000 original principal amount:	$1.25

		(vi)	Total:	$461,269.19

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$651,778,611.70
		(ii)	at end of related Collection Period:	$626,730,764.55

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$641,402,231.50
		(ii)	at end of related Collection Period:	$617,487,673.54

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$0.00
		(ii)	at end of related Collection Period:	$0.00

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$154,852,678.42
		(ii)	A-2A Note Pool Factor:	0.6882341

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$68,823,412.63
		(ii)	A-2B Note Pool Factor:	0.6882341

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$283,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$84,915,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(f)	(i)	Certificate Balance:	$25,896,582.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	(a)	Amount of Servicing Fee:		$543,148.84
		per $1,000 original principal amount of Notes and Certificate:		$0.51
	(b)	Amount of Servicing Fee earned:		$543,148.84
	(c)	Amount of Servicing Fee paid:		$543,148.84
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$10,358,115.82
	(ii)	Specified Reserve Account Balance:		$10,358,115.82

(9)	(i)	Payoff Amount of Receivables 60 days or more past due:		$5,542,703.70
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.88%

(10)	(i)	Aggregate amount of net losses for the collection period:		$35,560.13
	(ii)	Cumulative amount of net losses:		$465,505.62
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.04%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$192,809.00
		(ii)	% of Pool Balance:	0.03%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%